AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 13, 2001
                                                      REGISTRATION NO. 333-34537
                                                              FILE NO. 811-08343
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933                          [X]
                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 11                     [X]
                                     AND/OR

                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                AMENDMENT NO. 12                             [X]
                        (CHECK APPROPRIATE BOX OR BOXES)
                                  ------------

                           PHOENIX INVESTMENT TRUST 97
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                  ------------

               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)
                                  ------------

                               Pamela S. Sinofsky
                 Assistant Vice President and Assistant Counsel
                        Phoenix Investment Partners, Ltd.
                               56 Prospect Street
                        Hartford, Connecticut 06115-0479
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective (check appropriate box)


[ ]    immediately upon filing pursuant to paragraph (b)
[X]    on October 12, 2001 pursuant to paragraph (b)
[ ]    60 days after filing pursuant to paragraph (a)(1) on (date)
[ ]    pursuant to paragraph (a)(1)
[ ]    75 days after filing pursuant to paragraph (a)(2)
[ ]    on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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




Part A, Part B, and Part C of the Registrant's Post-Effective Amendment No. 7 under the Securities Act of 1993 ("1933 Act") and No. 8 under the Investment Company Act of 1940, filed on April 6, 2001, are incorporated by reference herein and this Post-Effective Amendment No. 11 is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under rule 485(b) of the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 13th day of September, 2001.

                                            PHOENIX INVESTMENT TRUST 97

ATTEST:   /s/ Nancy J. Engberg              BY:  /s/ Philip R. McLoughlin
         --------------------------              --------------------------
              Nancy J. Engberg                       Philip R. McLoughlin
              Assistant Secretary                    President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 13th day of September, 2001.

                 SIGNATURE                               TITLE
                 ---------                               -----
                                                         Trustee
--------------------------------------------
              Robert Chesek*
                                                         Trustee
--------------------------------------------
             E. Virgil Conway*

           /s/ Nancy G. Curtiss                          Treasurer
--------------------------------------------
             Nancy G. Curtiss                            (Principal Financial
                                                         and Accounting Officer)

                                                         Trustee
--------------------------------------------
           Harry Dalzell-Payne*
                                                         Trustee
--------------------------------------------
           Francis E. Jeffries*
                                                         Trustee
--------------------------------------------
             Leroy Keith, Jr.*

         /s/ Philip R. McLoughlin                        President and Trustee
--------------------------------------------             (Principal Executive
           Philip R. McLoughlin                          Officer)

                                                         Trustee
--------------------------------------------
          Geraldine M. McNamara*
                                                         Trustee
--------------------------------------------
            Everett L. Morris*
                                                         Trustee
--------------------------------------------
              James M. Oates*
                                                         Trustee
--------------------------------------------
            Herbert Roth, Jr.*
                                                         Trustee
--------------------------------------------
           Richard E. Segerson*
                                                         Trustee
--------------------------------------------
          Lowell P. Weicker, Jr.*


*By    /s/   Philip R. McLoughlin
       ------------------------------------------------------
       *Philip R. McLoughlin, pursuant to powers of attorney.